Schedule of Warrants Activity (Details) - The Arena Group Holdings Inc [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Exercisable at end of year	107,956
ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, unvested outstanding, at beginning of year	699,677
Number of Shares, vested outstanding, at beginning of year	299,863
Weighted Average Exercise Price, outstanding, at beginning of year	$ 11.55
Weighted Average Remaining Contractual Life, Outstanding at ending of year	6 years 5 months 15 days	7 years 5 months 15 days
Number of Shares, unvested issued	(99,953)
Number of Shares, vested	99,953
Weighted average exercise price, forfeited	$ 10.39
Number of Shares, unvested outstanding, at end of year	599,724	699,677
Number of Shares, vested outstanding, at end of year	399,816	299,863
Weighted Average Exercise Price, Ending Balance	$ 11.55	$ 11.55
Publisher Partner Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price, outstanding, at beginning of year	28.88
Weighted Average Exercise Price, Ending Balance	$ 38.81	$ 28.88
Number of Shares, outstanding, at beginning of year	35,607
Weighted Average Remaining Contractual Life, Outstanding at ending of year	1 month 2 days	6 months 10 days
Number of Shares, Forfeited	(31,453)
Number of Shares, outstanding at end of year	4,154	35,607
Number of Shares, Exercisable at end of year	1,881
Weighted Average Exercise Price, Exercisable at end of year	$ 37.06
Weighted Average Remaining Contractual Life, Exercisable	2 months 8 days
Number of Shares, not vested at end of year	2,273
Number of Shares, Available for future grants at end of year	86,756